Organization and Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory reserves	$ 14.2	$ 8.9	$ 10.4	$ 11.2	$ 22.4